Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest income	$ 2,504	$ 20,676	$ 17,117
Other income	5,123,525	4,485,225	122,729
Intellectual property expenses	(364,665)	(360,026)	(352,922)
General and administration expenses	(5,513,915)	(6,937,842)	(3,446,139)
Research and development expenses	(14,745,776)	(12,283,848)	(10,098,439)
Other operating expenses	(1,156)	(2,227)	(44,217)
Other gains and losses	2,722,430	(297,111)	333,055
Forfeited options from reserves		65,800	12,016
Loss before income tax expense	(12,777,053)	(15,309,353)	(13,456,800)
Income tax expense	(70,008)
Loss for the year	(12,847,061)	(15,309,353)	(13,456,800)
Other comprehensive loss
Total comprehensive loss for the year	$ (12,847,061)	$ (15,309,353)	$ (13,456,800)
Loss per share (basic and diluted - cents per share) (in Dollars per share)	$ (0.53)	$ (0.9)	$ (1.5)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	2,405,990,036	1,696,876,324	894,872,224